Imperial Fund I, LLC ABS-15G

Exhibit 99.18

Loan Level Exceptions
Run Date - 2/11/2021
Recovco ID	Loan #1	Loan #2	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Resolved Exceptions	Waived Exceptions
[redacted]	IMPRL2021-NQM1-82	Imperial Fund DSCR Loans January 2021	1	1	1	1	1	1	1	1	*** (CURED) Quality of Appraisal Report Unacceptable - EV R
COMMENT: The appraisal located on page 332 is printed in letter size; however, the document is legal size and the bottom portion of the information is cut off.
[redacted]	IMPRL2021-NQM1-95	Imperial Fund DSCR Loans January 2021	1	1	1	1	1	1	1	1	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT:   The file contains a PUD rider for the subject property located on page 301.  The appraisal located on page 109/111 does not include the PUD information.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan is a refinance and the appraisal shows the property as tenant occupied.  The file is missing the lease agreement.

*** (CURED) Missing Documentation - EV R
COMMENT: The subject property is a PUD; however, evidence of the monthly HOA fee or documentation to confirm there isn't a HOA is not in the loan file. If the property has a HOA, the DSCR could change.